CASH FLOW ITEMS - Other Non-Cash Items, Operating Activities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Cash Flow Statement [Abstract]
Share-based compensation	$ 6.2	$ 5.1
Write-down of assets	2.7	2.0
Changes in estimates of asset retirement obligations at closed sites	9.7	1.6
Interest income	(27.8)	(8.5)
Fair value of deferred consideration from the sale of Sadiola	4.3	(0.7)
Effects of exchange rate fluctuation on cash and cash equivalents	(1.3)	17.1
Effects of exchange rate fluctuation on restricted cash	(2.8)	2.1
Proceeds from insurance claim	(0.6)	(1.2)
Employee service provision	0.0	2.1
Other	(0.4)	(3.8)
Total other non-cash items	$ (10.0)	$ 15.8